Contract liability (Details) SFr in Thousands	12 Months Ended
Dec. 31, 2024 CHF (SFr)
Disclosure Of Detailed Information About Contract Liability [Line Items]
Non-current contract liabilities	SFr 0
Novartis
Disclosure Of Detailed Information About Contract Liability [Line Items]
Decrease through performance obligation being satisfied, contract liabilities	SFr 4,333